Financial Instruments with Preferred Rights - Additional Information (Details) - shares	Jun. 30, 2022	Dec. 31, 2021	Mar. 22, 2021
Disclosure Of Financial Instruments [Line Items]
Number of shares issued	43,057,316
Number of shares outstanding	55,015,779	55,076,319
Financial Instruments with Preferred Rights
Disclosure Of Financial Instruments [Line Items]
Conversion from preferred shares to ordinary shares after share consolidation	24,745,572
Preference Shares | Financial Instruments with Preferred Rights
Disclosure Of Financial Instruments [Line Items]
Number of shares issued at consolidation	46,232
Number of shares issued			24,791,804
Number of shares outstanding			24,791,804
Series A Preferred Shares
Disclosure Of Financial Instruments [Line Items]
Number of shares issued	8,471,200
Series B Preferred Shares
Disclosure Of Financial Instruments [Line Items]
Number of shares issued	10,127,579
Series C Preferred Shares
Disclosure Of Financial Instruments [Line Items]
Number of shares issued	21,349,537